Interest Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2020
Banking And Thrift Interest [Abstract]
Summary of Interest Income (Expense), Net

Interest income (expense), net consisted of the following:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Income	34	55	47
Expense	(54)	(54)	(54)
Total	(20)	1	(7)